Finance income (Expense) - Finance Income (Expense) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income (Expense) [abstract]
Interest on financial investments	R$ 135,502	R$ 302,793	R$ 328,625
Interest from customers	134,001	138,462	135,514
Changes in subscription warrants - indemnification			44,484
Selic interest on extraordinary PIS/COFINS credits	242,661	11,146	168,564
Other finance income	15,546	4,888	4,048
Finance income	527,710	457,289	681,235
Interest on loans	(372,017)	(388,897)	(440,641)
Interest on debentures	(321,654)	(482,361)	(441,394)
Interest on leases payable	(147,687)	(132,994)	(2,670)
Bank charges, financial transactions tax, and other charges	(79,882)	(62,687)	(92,558)
Exchange variation, net of gains and losses with derivative financial instruments	158,007	134,544	172,701
Changes in subscription warrants – indemnification	(17,353)	(7,760)
Interest of provisions and other expenses	(16,498)	(23,988)	9,791
Finance expenses	(797,084)	(964,143)	(794,771)
Financial result, net	R$ (269,374)	R$ (506,854)	R$ (113,536)